Segment Information - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Segments	Dec. 31, 2021 USD ($) Segments	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of operating segments [line items]
Number of reportable segments	2	2
Revenue	¥ 21,265,930	$ 3,363,691	¥ 20,581,170	¥ 18,016,085
One customer group [member]
Disclosure of operating segments [line items]
Revenue	¥ 5,328,000	$ 842,700	¥ 6,018,200	¥ 5,205,500